Exceptional items and remeasurements - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) numberOfBusinessUnits	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£) settlement cancellation	Mar. 31, 2017 GBP (£)	May 31, 2018 employee
Disclosure of other provisions [line items]
Number of business units | numberOfBusinessUnits	6
Other provisions	£ 2,227	£ 2,654	£ 2,199
COVID-19 related costs		10
Additions	146	589
Massachusetts Gas work continuation	1,770	1,684	1,852
Cash received from legal settlements			£ 95
Number of legal settlements | settlement			2
Environmental
Disclosure of other provisions [line items]
Other provisions	1,700	2,071	£ 1,639
Additions	26	£ 437
Real discount rate		0.50%
Weighted average duration of cash flows		10 years
Exceptional items
Disclosure of other provisions [line items]
Cost efficiency and restructuring programmes	55	£ 0	204
Environmental charges	(14)	402	0
Transaction costs	(24)	0	0
Payments related to restructuring activities	33
Payments related to transaction costs	14
Massachusetts Gas work continuation	0	0	£ 283
Number of nuclear connection cancellations (cancellation) | cancellation			2
Impairment of nuclear connection development costs	0	0	£ 137
Cash outflow for cost efficiency and restructuring programmes			93
Payments related to work continuation			£ 320
Development period of assets (over) (in years)			10 years
Proceeds from termination fees received			£ 13
Deferred tax expense arising from reduction in UK tax rate				£ 94
Exceptional items | Environmental
Disclosure of other provisions [line items]
Additions		402
Exceptional items, change in estimate of total cost and cost sharing | Environmental
Disclosure of other provisions [line items]
Additions		326
Exceptional items, impact of change in the real discount rate | Environmental
Disclosure of other provisions [line items]
Additions		76
US | Environmental
Disclosure of other provisions [line items]
Other provisions	£ 1,533	1,896
Additions		£ 66
Real discount rate	0.50%	0.50%
Weighted average duration of cash flows	10 years
UK
Disclosure of other provisions [line items]
Deferred tax expense due to change in substantively enacted UK Corporation tax rate		£ 192
UK | Environmental
Disclosure of other provisions [line items]
Other provisions	£ 167	175
Additions		£ 10
Real discount rate	0.50%	0.50%
Weighted average duration of cash flows	15 years
US Regulated | Massachusetts
Disclosure of other provisions [line items]
Number of employees (employee) | employee					1,250